Quarterly Information - Business Information Segment (Parenthetical) (Detail) - shares	Sep. 30, 2018	May 09, 2018
Segment Reporting Information [Line Items]
Common Stock,Shares Outstanding	77,300,000
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Common Stock,Shares Outstanding		77,339,828